Document and Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2016	Jun. 03, 2016	Oct. 01, 2015
Document And Entity Information [Abstract]
Document Type	10-K
Document period end date	Mar. 31, 2016
Amendment flag	false
Document Period Focus	FY
Document Fiscal Year Focus	2016
Current fiscal year end date	--03-31
Entity central index key	0000088948
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SENECA FOODS CORP /NY/
Entity voluntary filers	No
Entity well known seasoned issuer	No
Class Of Stock [Line Items]
Trading Symbol	SENEA
Entity public float			$ 191,810,000
Common Class A Member
Class Of Stock [Line Items]
Entity common stock shares outstanding		7,918,069
Common Class B Member
Class Of Stock [Line Items]
Entity common stock shares outstanding		1,894,599